Intangible assets - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 13,424,391
Ending balance	16,201,739	$ 13,424,391
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,201,493	18,696,229
Additions	500,000
Acquisition of Lucid	6,314,571
Effects of foreign exchange		505,264
Ending balance	26,016,064	19,201,493
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,777,102)	(1,875,604)
Amortization	4,037,223	3,894,467
Effects of foreign exchange		7,031
Ending balance	$ (9,814,325)	$ (5,777,102)